CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

Commencing January 1, 2025, the Company operates in three new operating segments as follows:

•
Gilat Defense Division: provides secure, rapid-deployment solutions for military organizations, government agencies, and defense integrators, with a strong focus on the U.S. Department of Defense resulting from the Company’s strategic acquisition of DataPath Inc (“DPI”). By integrating technologies from Gilat, DPI, and Gilat Wavestream, the Gilat Defense Division delivers resilient battlefield connectivity with multiple layers of communication redundancy for high availability.

•
Gilat Commercial Division: provides advanced broadband satellite communication networks for IFC, Enterprise and Cellular Backhaul, supporting HTS, VHTS, and NGSO constellations with turnkey solutions for service providers, satellite operators, and enterprises. The Company’s acquisition of SBS (see Note 19) serves as the cornerstone of this division, strengthening the Company’s position in the IFC market and enabling the Company to provide cutting-edge connectivity solutions that meet the demands of passengers, airlines, and service providers worldwide.

•
Gilat Peru Division: specializes in end-to-end telco solutions, including the operation and implementation of large-scale network projects. With expertise in terrestrial fiber optic, wireless, and satellite networks, the Gilat Peru Division provides technology integration, managed networks and services, connectivity solutions, and reliable internet and voice access across the region.

a.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:

	Year ended December 31, 2024
	Commercial	Defense	Peru	Total

Revenues	$155,344	$97,755	$52,349	$305,448
Cost of Revenues	80,063	72,175	39,879	192,117
Gross profit	75,281	25,580	12,470	113,331

Research and development expenses, net	28,760	9,376	-	38,136
Selling and marketing expenses	17,395	7,825	2,161	27,381
General and administrative expenses	7,248	12,760	6,860	26,868
Other operating expenses (income), net*)	2,973	(465)	(9,259)	(6,751)

Operating income (loss)	18,905	(3,916)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$6,571	$5,223	$1,760	$13,554

	Year ended December 31, 2023
	Commercial	Defense	Peru	Total

Revenues	$195,022	$19,638	$51,430	$266,090
Cost of Revenues	101,980	12,655	46,510	161,145
Gross profit	93,042	6,983	4,920	104,945

Research and development expenses, net	34,987	6,186	-	41,173
Selling and marketing expenses	21,354	2,254	1,635	25,243
General and administrative expenses	9,760	2,448	7,007	19,215
Other operating expense (income), net *)	(7,347)	1,185	(2,609)	(8,771)

Operating income (loss)	34,288	(5,090)	(1,113)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$7,800	$1,610	$3,992	$13,402

	Year ended December 31, 2022
	Commercial	Defense	Peru	Unallocated	Total

Revenues	$172,161	$9,596	$58,083	$-	$239,840
Cost of Revenues	100,557	6,648	45,727	-	152,932
Gross profit	71,604	2,948	12,356	-	86,908

Research and development expenses, net	32,090	3,550	-	-	35,640
Selling and marketing expenses	18,797	1,314	1,583	-	21,694
General and administrative expenses	11,540	806	6,066	-	18,412
Other operating expenses, net *)	-	438	-	-	438
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	9,177	(3,160)	4,707	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					(13,063)
Net loss					$(5,928)

Depreciation and amortization expenses	$7,449	$653	$3,506	$-	$11,608

*) See Note 14

b.	Geographic information: Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2024	2023	2022

United States	$145,780	$103,389	$96,954
Peru	52,383	53,187	58,251
Israel	15,386	4,074	2,570
Others	91,899	105,440	82,065

	$305,448	$266,090	$239,840

c.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	December 31,
	2024	2023

Israel	$57,413	$59,141
United States	9,046	9,085
Peru	5,011	5,806
Others	5,920	5,388

	$77,390	$79,420

d.	The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2024	2023	2022
Customer A – Peru	15%	15%	21%
Customer B – Commercial	12%	14%	*	)
Customer C – Commercial	11%	15%	*	)

*) Less than 10%

Customer A is located in Peru, Customer B is located in the European Union and Customer C is located in the United States of America.